RISK MANAGEMENT - Concentrations of credit risk - Concentration by sector (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	$ 182,128,114	$ 176,881,841
Loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	$ 182,128,114	$ 176,881,841
Loans and Receivables, Percentage	100.00%	100.00%
Loan portfolio | Consumer services
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	$ 84,790,144	$ 78,976,887
Loans and Receivables, Percentage	47.00%	45.00%
Loan portfolio | Commercial services
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	$ 37,925,996	$ 41,160,951
Loans and Receivables, Percentage	21.00%	23.00%
Loan portfolio | IFRS Construction [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	$ 11,550,042	$ 11,093,895
Loans and Receivables, Percentage	6.00%	6.00%
Loan portfolio | Food, beverage and tobacco
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	$ 8,941,375	$ 8,128,767
Loans and Receivables, Percentage	5.00%	5.00%
Loan portfolio | Transportation and communications
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	$ 6,504,746	$ 7,117,087
Loans and Receivables, Percentage	4.00%	4.00%
Loan portfolio | Public services
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	$ 5,470,918	$ 6,123,390
Loans and Receivables, Percentage	3.00%	4.00%
Loan portfolio | Chemical production
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	$ 5,847,362	$ 5,614,918
Loans and Receivables, Percentage	3.00%	3.00%
Loan portfolio | Other industrial and manufacturing products
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	$ 5,309,003	$ 4,859,538
Loans and Receivables, Percentage	3.00%	3.00%
Loan portfolio | Agricultural
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	$ 4,563,455	$ 4,201,518
Loans and Receivables, Percentage	2.00%	2.00%
Loan portfolio | Government
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	$ 4,905,685	$ 3,868,987
Loans and Receivables, Percentage	3.00%	2.00%
Loan portfolio | Trade and tourism
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	$ 2,475,550	$ 2,353,139
Loans and Receivables, Percentage	1.00%	1.00%
Loan portfolio | Mining products and oil
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	$ 1,520,420	$ 1,094,718
Loans and Receivables, Percentage	1.00%	1.00%
Loan portfolio | Other
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	$ 2,323,418	$ 2,288,046
Loans and Receivables, Percentage	1.00%	1.00%